OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31,
	2015	2014

Employees and payroll accruals	$225	$195
Accrued expenses	671	748
Government (mainly tax provision)	1,311	3,580
Advance tenants payments	848	313
Tenant security deposits	119	98
Other	123	57

Total	$3,297	$4,991